As filed with the Securities and Exchange Commission on August 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22592

DoubleLine Opportunistic Credit Fund
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
c/o DoubleLine Capital LP
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2013

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

DoubleLine Opportunistic Credit Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 2.1%
1,000,000	BlueMountain Ltd., Series 2012-2A-C	3.02%	# ^	11/20/2024	986,279
1,000,000	Brookside Mill Ltd., Series 2013-1A-D	3.27%	# ^	04/17/2025	931,032
1,000,000	Canyon Capital Ltd, Series 2012-1A-C	3.08%	# ^	01/15/2024	988,962
750,000	Finn Square Ltd, Series 2012-1A-B1	3.07%	# ^	12/24/2023	740,644
250,000	Finn Square Ltd, Series 2012-1A-C	3.87%	# ^	12/24/2023	239,605
1,500,000	LCM LP, Series 11A-INC	13.00%	# ^@	04/19/2022	1,422,730
1,000,000	Navigare Funding Ltd., Series 2007-2A-D	1.98%	# ^	04/17/2021	938,804
166,299	Tricadia Ltd., Series 2003-1AR-A3L	0.97%	# ^	02/28/2016	166,133
900,000	Venture Ltd., Series 2005-1A-A2	0.72%	# ^	11/22/2018	873,467
Total Collateralized Loan Obligations (Cost $7,239,502)					7,287,656

Non-Agency Commercial Mortgage Backed Obligations - 1.3%
43,332,291	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.21%	# I/O	06/15/2045	4,607,263
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $4,631,720)					4,607,263

Non-Agency Residential Collateralized Mortgage Obligations - 58.0%
4,492,872	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.22%	#	03/25/2036	3,477,602
3,026,881	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	2,797,547
3,703,684	Banc of America Funding Corporation, Series 2006-A-4A1	3.00%	#	02/20/2036	2,950,601
5,269,567	BCAP LLC Trust, Series 2010-RR6-2216	4.73%	# ^	06/26/2036	4,105,504
3,559,853	BCAP LLC Trust, Series 2010-RR6-6A2	5.75%	# ^	07/26/2037	3,165,947
5,130,420	Chase Mortgage Finance Corporation, Series 2007-S1-A7	6.00%		02/25/2037	4,575,916
4,658,567	Chaseflex Trust, Series 2007-1-1A1	6.50%		02/25/2037	2,967,253
1,875,000	Citicorp Mortgage Securities, Inc., Series 2006-2-IA14	5.50%		04/25/2036	1,731,598
1,920,634	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4	19.13%	# ^I/F	10/25/2035	2,396,480
4,399,516	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-3A7	9.83%	^	01/25/2036	3,722,171
5,860,374	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-4A3	7.19%	# ^	09/25/2035	5,896,221
6,403,775	CitiMortgage Alternative Loan Trust, Series 2007-A4-IA6	5.75%		04/25/2037	5,838,444
5,149,956	CitiMortgage Alternative Loan Trust, Series 2007-A6-IA16	6.00%		06/25/2037	4,318,230
3,412,929	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5	1.29%	#	02/25/2036	2,455,918
720,757	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	20.93%	#I/F	02/25/2036	951,036
7,878,576	Countrywide Home Loans, Series 2006-HYB1-3A1	2.73%	#	03/20/2036	5,997,857
6,430,194	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	3,678,354
1,793,374	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	1,824,638
2,416,168	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	2,158,225
3,205,116	First Horizon Asset Securities, Inc., Series 2007-AR3-2A2	5.90%	#	11/25/2037	2,875,225
5,769,338	GSAA Home Equity Trust, Series 2007-8-A2	0.54%	#	08/25/2037	4,557,607
3,312,382	Indymac Mortgage Loan Trust, Series 2005-AR1-2A1	2.85%	#	11/25/2035	2,843,452
5,253,369	Indymac Mortgage Loan Trust, Series 2005-AR23-6A1	4.81%	#	11/25/2035	4,323,131
4,321,411	Indymac Mortgage Loan Trust, Series 2007-FLX1-A2	0.37%	#	02/25/2037	4,104,740
3,263,916	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	3,154,526
5,702,978	JP Morgan Resecuritization Trust, Series 2011-1-1A10	7.64%	# ^	12/26/2036	4,753,930
7,428,311	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.62%	# ^	06/26/2037	6,218,914
5,535,972	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	5,381,136
3,992,511	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	2,747,656
3,409,537	Lehman XS Trust, Series 2005-2-1A2	0.54%	#	08/25/2035	3,111,772
2,986,971	MASTR Asset Securitization Trust, Series 2007-2-A3	6.25%		01/25/2038	2,816,161
5,023,133	Nomura Resecuritization Trust, Series 2010-2RA-A2	5.50%	^	01/26/2036	4,730,599
3,589,905	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	3,227,146
3,833,919	Residential Accredit Loans, Inc., Series 2005-AS14-3A1	6.00%		09/25/2035	3,616,104
5,788,492	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	5,136,323
4,077,644	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	3,357,296
4,864,866	Residential Accredit Loans, Inc., Series 2006-QS6-1A5	5.75%		06/25/2036	3,747,620
8,149,492	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	6,277,354
2,056,760	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	1,688,149
8,576,275	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	6,833,627
3,637,068	Residential Accredit Loans, Inc., Series 2007-QS6-A1	0.52%	#	04/25/2037	2,103,909
3,850,531	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	3,038,820
828,542	Residential Accredit Loans, Inc., Series 2007-QS6-A2	53.98%	#I/F	04/25/2037	2,111,977
2,474,768	Residential Asset Securities Corporation, Series 2006-EMX2-A2	0.39%	#	02/25/2036	2,410,056
4,883,392	Residential Asset Securities Corporation, Series 2006-EMX6-A3	0.34%	#	07/25/2036	4,153,318
2,510,474	Residential Asset Securitization Trust, Series 2006-A6-1A12	6.91%	#I/F I/O	07/25/2036	820,612
2,482,274	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	1,584,547
7,653,115	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	6,768,901
3,948,703	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	3,123,051
2,345,569	Residential Asset Securitization Trust, Series 2007-A8-1A3	6.00%		08/25/2037	2,036,423
5,145,335	Residential Funding Mortgage Securities Trust, Series 2006-S5-A9	6.00%		06/25/2036	4,728,805
2,953,142	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	2,688,713
3,550,955	Residential Funding Mortgage Securities Trust, Series 2007-S6-1A10	6.00%		06/25/2037	3,200,414
3,804,072	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	2.77%	#	02/25/2036	3,238,557
6,541,000	Structured Asset Securities Corporation, Series 2005-11H-A3	5.50%		06/25/2035	5,412,233
6,639,629	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	6.00%	#	10/25/2036	4,888,095
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $180,299,127)					202,820,441

US Government / Agency Mortgage Backed Obligations - 53.4%
2,487,034	Federal Home Loan Mortgage Corporation, Series 3211-SI	26.86%	#I/F I/O	09/15/2036	1,651,390
5,178,070	Federal Home Loan Mortgage Corporation, Series 3236-ES	6.51%	#I/F I/O	11/15/2036	833,800
3,568,123	Federal Home Loan Mortgage Corporation, Series 3256-S	6.50%	#I/F I/O	12/15/2036	708,014
3,370,566	Federal Home Loan Mortgage Corporation, Series 3292-SD	5.91%	#I/F I/O	03/15/2037	387,979
18,014,987	Federal Home Loan Mortgage Corporation, Series 3311-BI	6.57%	#I/F I/O	05/15/2037	3,223,919
6,888,265	Federal Home Loan Mortgage Corporation, Series 3314-SH	6.21%	#I/F I/O	11/15/2036	766,110
1,458,849	Federal Home Loan Mortgage Corporation, Series 3317-DS	14.52%	#I/F‡	05/15/2037	1,807,098
5,988,971	Federal Home Loan Mortgage Corporation, Series 3330-KS	6.36%	#I/F I/O	06/15/2037	717,814
2,723,587	Federal Home Loan Mortgage Corporation, Series 3339-AI	6.36%	#I/F I/O	07/15/2037	328,263
9,666,524	Federal Home Loan Mortgage Corporation, Series 3339-TI	5.95%	#I/F I/O	07/15/2037	1,515,376
6,998,004	Federal Home Loan Mortgage Corporation, Series 3374-SD	6.26%	#I/F I/O	10/15/2037	1,120,911
4,949,752	Federal Home Loan Mortgage Corporation, Series 3382-SU	6.11%	#I/F I/O	11/15/2037	589,938
4,128,440	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.46%	#I/F I/O	03/15/2038	400,099
4,684,310	Federal Home Loan Mortgage Corporation, Series 3508-PS	6.46%	#I/F I/O	02/15/2039	514,986
4,985,718	Federal Home Loan Mortgage Corporation, Series 3725-CS	5.81%	#I/F I/O	05/15/2040	680,061
12,008,705	Federal Home Loan Mortgage Corporation, Series 3728-SV	4.26%	#I/F I/O	09/15/2040	1,309,708
7,927,736	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.66%	#I/F I/O	02/15/2041	1,002,682
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC	21.78%	#I/F	08/15/2041	1,917,370
6,210,802	Federal Home Loan Mortgage Corporation, Series 3924-SJ	5.81%	#I/F I/O	09/15/2041	806,029
6,727,202	Federal Home Loan Mortgage Corporation, Series 3997-LZ	3.50%		02/15/2042	6,747,690
7,382,813	Federal Home Loan Mortgage Corporation, Series 3998-AZ	4.00%	‡	02/15/2042	7,661,836
3,009,275	Federal Home Loan Mortgage Corporation, Series 4011-S	7.19%	#I/F	03/15/2042	3,031,499
7,285,191	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%	‡	06/15/2042	7,394,057
8,541,391	Federal Home Loan Mortgage Corporation, Series 4064-SA	5.81%	#I/F I/O	06/15/2042	1,820,211
6,223,704	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%	‡	07/15/2042	6,379,035
17,000,000	Federal Home Loan Mortgage Corporation, Series 4217-CS	5.05%	#I/F	06/15/2043	13,809,100
3,900,621	Federal National Mortgage Association, Series 2005-104-SI	6.51%	#I/F I/O	12/25/2033	401,170
1,433,304	Federal National Mortgage Association, Series 2005-72-WS	6.56%	#I/F I/O	08/25/2035	188,494
11,040,529	Federal National Mortgage Association, Series 2005-90-SP	6.56%	#I/F I/O	09/25/2035	1,751,873
6,838,924	Federal National Mortgage Association, Series 2006-117-SQ	6.36%	#I/F I/O	12/25/2036	824,909
3,753,210	Federal National Mortgage Association, Series 2006-119-HS	6.46%	#I/F I/O	12/25/2036	502,992
9,570,770	Federal National Mortgage Association, Series 2007-15-BI	6.51%	#I/F I/O	03/25/2037	1,577,582
6,820,671	Federal National Mortgage Association, Series 2007-20-S	6.55%	#I/F I/O	03/25/2037	877,049
3,671,070	Federal National Mortgage Association, Series 2007-21-SD	6.29%	#I/F I/O	03/25/2037	400,123
3,496,832	Federal National Mortgage Association, Series 2007-30-IE	6.55%	#I/F I/O	04/25/2037	760,063
15,050,545	Federal National Mortgage Association, Series 2007-32-SA	5.91%	#I/F I/O	04/25/2037	2,076,867
7,532,091	Federal National Mortgage Association, Series 2007-40-SA	5.91%	#I/F I/O	05/25/2037	1,057,707
3,605,095	Federal National Mortgage Association, Series 2007-48-SE	5.91%	#I/F I/O	05/25/2037	531,468
4,572,310	Federal National Mortgage Association, Series 2007-64-LI	6.37%	#I/F I/O	07/25/2037	653,999
3,969,938	Federal National Mortgage Association, Series 2007-68-SA	6.46%	#I/F I/O	07/25/2037	524,465
3,417,194	Federal National Mortgage Association, Series 2008-5-GS	6.06%	#I/F I/O	02/25/2038	453,879
12,731,925	Federal National Mortgage Association, Series 2008-62-SD	5.86%	#I/F I/O	07/25/2038	1,741,278
7,346,506	Federal National Mortgage Association, Series 2008-68-SB	5.91%	#I/F I/O	08/25/2038	1,001,792
4,437,414	Federal National Mortgage Association, Series 2009-111-SE	6.06%	#I/F I/O	01/25/2040	553,905
3,818,366	Federal National Mortgage Association, Series 2009-12-CI	6.41%	#I/F I/O	03/25/2036	881,312
7,277,599	Federal National Mortgage Association, Series 2009-26-SM	6.16%	#I/F I/O	08/25/2038	452,662
4,002,418	Federal National Mortgage Association, Series 2009-47-SA	5.91%	#I/F I/O	07/25/2039	344,279
3,168,716	Federal National Mortgage Association, Series 2009-48-WS	5.76%	#I/F I/O	07/25/2039	306,682
1,960,343	Federal National Mortgage Association, Series 2009-67-SA	4.96%	#I/F I/O	07/25/2037	163,404
4,931,856	Federal National Mortgage Association, Series 2009-87-SA	5.81%	#I/F I/O	11/25/2049	555,355
7,218,594	Federal National Mortgage Association, Series 2009-91-SD	5.96%	#I/F I/O	11/25/2039	939,793
332,945	Federal National Mortgage Association, Series 2010-109-BS	52.87%	#I/F	10/25/2040	1,149,518
2,829,977	Federal National Mortgage Association, Series 2010-115-SD	6.41%	#I/F I/O	11/25/2039	335,525
5,745,866	Federal National Mortgage Association, Series 2010-11-SC	4.61%	#I/F I/O	02/25/2040	442,847
12,404,671	Federal National Mortgage Association, Series 2010-150-MS	6.34%	#I/F I/O	01/25/2041	1,761,616
6,850,973	Federal National Mortgage Association, Series 2010-15-SL	4.76%	#I/F I/O	03/25/2040	544,315
3,891,751	Federal National Mortgage Association, Series 2010-19-AI	5.00%	I/O	08/25/2037	92,882
3,141,877	Federal National Mortgage Association, Series 2010-19-SA	5.21%	#I/F I/O	03/25/2050	291,518
5,664,301	Federal National Mortgage Association, Series 2010-31-SB	4.81%	#I/F I/O	04/25/2040	611,899
7,981,853	Federal National Mortgage Association, Series 2010-39-SL	5.48%	#I/F I/O	05/25/2040	1,039,853
6,970,170	Federal National Mortgage Association, Series 2010-40-EI	4.50%	I/O	05/25/2024	373,438
5,563,252	Federal National Mortgage Association, Series 2010-8-US	4.61%	#I/F I/O	02/25/2040	405,780
5,742,135	Federal National Mortgage Association, Series 2010-9-GS	4.56%	#I/F I/O	02/25/2040	532,072
6,412,924	Federal National Mortgage Association, Series 2011-111-CZ	4.00%	‡	11/25/2041	6,656,583
9,744,280	Federal National Mortgage Association, Series 2011-114-S	5.81%	#I/F I/O	09/25/2039	1,243,911
3,798,361	Federal National Mortgage Association, Series 2011-146-US	6.73%	#I/F‡	01/25/2042	3,565,421
157,371	Federal National Mortgage Association, Series 2011-40-SA	9.52%	#I/F	09/25/2040	167,593
2,840,466	Federal National Mortgage Association, Series 2011-55-BZ	3.50%	‡	06/25/2041	2,782,415
5,147,699	Federal National Mortgage Association, Series 2011-58-SA	6.36%	#I/F I/O	07/25/2041	886,566
7,484,890	Federal National Mortgage Association, Series 2011-5-PS	6.21%	#I/F I/O	11/25/2040	756,189
7,382,813	Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	7,497,347
1,094,467	Federal National Mortgage Association, Series 2012-16-BS	42.06%	#I/F	03/25/2042	1,441,387
4,218,751	Federal National Mortgage Association, Series 2012-22-AZ	4.00%	‡	03/25/2042	4,244,325
7,454,982	Federal National Mortgage Association, Series 2012-29-SG	5.81%	#I/F I/O	04/25/2042	766,482
1,582,934	Federal National Mortgage Association, Series 2012-55-SC	6.66%	#I/F‡	05/25/2042	1,601,851
2,484,112	Federal National Mortgage Association, Series 2012-82-SC	7.19%	#I/F‡	08/25/2042	2,412,511
8,643,989	Federal National Mortgage Association, Series 2013-17-MS	5.17%	#I/F‡	03/25/2043	7,412,040
4,159,040	Federal National Mortgage Association, Series 2013-18-BS	5.17%	#I/F‡	03/25/2043	3,723,027
2,912,952	Federal National Mortgage Association, Series 2013-41-SC	5.71%	#I/F‡	05/25/2043	2,469,821
5,968,030	Federal National Mortgage Association, Series 2013-51-SH	5.71%	#I/F‡	05/25/2033	5,500,302
15,000,000	Federal National Mortgage Association, Series 2013-55-KS	5.71%	#I/F‡	06/25/2043	13,487,782
9,241,694	Federal National Mortgage Association, Series 2013-66-MZ	3.00%		07/25/2043	7,280,722
12,000,000	Federal National Mortgage Association, Series 2013-74-HZ	3.00%		07/25/2043	9,369,480
2,163,098	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/01/2036	361,717
4,093,402	Government National Mortgage Association, Series 2009-104-SD	6.16%	#I/F I/O	11/16/2039	595,237
3,271,033	Government National Mortgage Association, Series 2010-98-IA	5.93%	# I/O	03/20/2039	368,402
10,553,541	Government National Mortgage Association, Series 2011-56-BS	5.91%	#I/F I/O	11/16/2036	1,238,058
13,014,479	Government National Mortgage Association, Series 2011-56-KS	5.91%	#I/F I/O	08/16/2036	1,551,148
4,815,625	Government National Mortgage Association, Series 2011-69-SB	5.16%	#I/F I/O	05/20/2041	601,110
7,794,308	Government National Mortgage Association, Series 2011-71-SG	5.21%	#I/F I/O	05/20/2041	1,049,195
8,723,453	Government National Mortgage Association, Series 2011-72-AS	5.19%	#I/F I/O	05/20/2041	1,152,404
10,253,525	Government National Mortgage Association, Series 2011-89-SA	5.26%	#I/F I/O	06/20/2041	1,455,407
4,127,076	Government National Mortgage Association, Series 2012-34-LI	6.00%	#I/F I/O	12/16/2039	822,160
Total US Government / Agency Mortgage Backed Obligations (Cost $200,281,757)					186,689,933

Short Term Investments - 0.6%
2,291,609	Fidelity Institutional Government Portfolio	0.01%	♦		2,291,609
Total Short Term Investments (Cost $2,291,609)					2,291,609

Total Investments - 115.4% (Cost $394,743,715)					403,696,902
Liabilities in Excess of Other Assets - (15.4)%					(54,020,574)
NET ASSETS - 100.0%					$349,676,328

#	Variable rate security. Rate disclosed as of June 30, 2013.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  As of June 30, 2013, the value of these securities amounted to $45,504,568 or 13.0% of net assets.

I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
♦	Seven-day yield as of June 30, 2013
@
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.  The interest rate disclosed reflects the estimated rate in effect as of June 30, 2013.

‡	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

Reverse Repurchase Agreements

Counterparty	Rate	Trade Date	Maturity Date	Principal	Principal & Interest
JP Morgan Securities LLC	0.85%	5/29/2013	7/2/2013	$14,691,000	$14,702,396
Bank of America Merrill Lynch	0.74%	6/4/2013	7/2/2013	9,334,000	9,339,372
JP Morgan Securities LLC	0.79%	6/18/2013	7/18/2013	1,346,000	1,346,857
Bank of America Merrill Lynch	0.75%	6/27/2013	7/29/2013	16,840,000	16,850,876
JP Morgan Securities LLC	0.85%	6/27/2013	7/29/2013	13,561,000	13,570,871
				$55,772,000	$55,810,372

The weighted average daily balance of reverse repurchase agreements outstanding during the reporting period ended June 30, 2013 was $9,625,527, at a weighted average interest rate of 0.80%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at June 30, 2013 was $74,441,682.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Tax Cost of Investments	$373,386,068
Gross Tax Unrealized Appreciation	48,709,723
Gross Tax Unrealized Depreciation	(18,398,889)
Net Tax Unrealized Appreciation (Depreciation)	$30,310,834

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure
June 30, 2013 (Unaudited)

Security Valuation.  The Fund has adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity's estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds and notes of government and government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.  As of June 30, 2013, the Fund did not hold any investments in private investment funds.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the "Board"). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value. As of June 30, 2013, the Fund did not hold securities fair valued by the Valuation Committee.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of June 30, 20131:

Category
Investments in Securities
Level 1
Money Market Funds		$2,291,609
Total Level 1		2,291,609
Level 2
US Government / Agency Mortgage Backed Obligations		186,689,933
Non-Agency Residential Collateralized Mortgage Obligations		173,218,923
Collateralized Loan Obligations		7,287,656
Non-Agency Commercial Mortgage Backed Obligations		4,607,263
Total Level 2		371,803,775
Level 3
Non-Agency Residential Collateralized Mortgage Obligations		29,601,518
Total Level 3		29,601,518
Total	S	403,696,902
See the Schedule of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Level 1, 2, and 3 during the period ended June 30, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 3/31/2013	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Net Accretion (Amortization)	Purchases	Sales 1	Transfers Into Level 3 2	Transfers Out of Level 3 2	Balance as of 6/30/2013
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$ 25,222,705	$ 106,347	$ 4,486,915	$ 236,225	$ -	$ (450,674)	$ -	$ -	$ 29,601,518
Total	$ 25,222,705	$ 106,347	$ 4,486,915	$ 236,225	$ -	$ (450,674)	$ -	$ -	$ 29,601,518

1 Sales include all sales of securities, maturities, and paydowns.
2 Transfers between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2013 *	Valuation Techniques	Unobservable Input	Input Values
Non-Agency Residential Collateralized Mortgage Obligations	$ 29,601,518	Market Comparables, Discounted Cash Flow	Market Quotes	$77.91 - $100.61

* Level 3 securities typically are valued by pricing vendors.  The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Opportunistic Credit Fund

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President and Chief Executive Officer

Date  August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President and Chief Executive Officer

Date  August 28, 2013

By (Signature and Title) /s/ Susan Nichols
 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date  August 28, 2013